Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive (Loss) Gain	Deferred Compensation Plan Trust	Treasury Stock
Beginning balance at Dec. 31, 2008	$ 358,508	$ 0	$ 24,037	$ 351,430	$ 22,580	$ (13,377)	$ 0	$ (26,162)
Adjustment to adopt FASB ASC 320-10 (net of tax of $2.1 million)					3,110	(3,110)
Comprehensive income (loss):
Net (loss) Income	(17,131)				(17,131)
Unrealized losses on available for sale securities net of reclassification adjustment, net of tax (See Note 2)	13,228					13,228
Portion of impairment loss transferred to earnings, net of tax (See Note 2)	3,110					3,110
Comprehensive loss/income	793
Issuance of preferred stock and capital raise (net of original issuance discount of $4.1 million for year 2009)	85,175	85,175
Redemption of preferred stock	(89,310)	(89,310)
Preferred stock dividends	(1,104)				(1,104)
Discount accretion		4,135			(4,135)
Redemption of warrant	(2,100)			(2,100)
Issuance of common stock	1,207		282	1,049			(124)
Stock-based compensation	990		18	972
Stock dividend			1,099	6,703	(7,802)
Cash paid for fractional shares resulting from stock dividend	(3)				(3)
Ending balance at Dec. 31, 2009	356,593	0	25,436	362,189	(4,597)	(149)	(124)	(26,162)
Comprehensive income (loss):
Net (loss) Income	(185,418)				(185,418)
Unrealized losses on available for sale securities net of reclassification adjustment, net of tax (See Note 2)	(5,997)					(5,997)
Comprehensive loss/income	(191,415)
Issuance of preferred stock and capital raise (net of original issuance discount of $4.1 million for year 2009)	88,009	88,009
Redemption of preferred stock	(88,009)	(88,009)
Preferred and common stock issuance costs and Deferred cost of capital raise (see Note 21)	(7,495)			(7,495)
Issuance of common stock	107,947		26,983	81,074			(110)
Stock-based compensation	2,612		45	2,567
Ending balance at Dec. 31, 2010	268,242	0	52,464	438,335	(190,015)	(6,146)	(234)	(26,162)
Comprehensive income (loss):
Net (loss) Income	(67,505)				(67,505)
Unrealized losses on available for sale securities net of reclassification adjustment, net of tax (See Note 2)	6,771					6,771
Comprehensive loss/income	(60,734)
Issuance of preferred stock and capital raise (net of original issuance discount of $4.1 million for year 2009)	99,551		34,930	64,621
Preferred and common stock issuance costs and Deferred cost of capital raise (see Note 21)	(571)			(571)
Issuance of common stock	1,137		354	742			41
Stock-based compensation	1,458		77	1,381
Ending balance at Dec. 31, 2011	$ 309,083	$ 0	$ 87,825	$ 504,508	$ (257,520)	$ 625	$ (193)	$ (26,162)